iShares
®
Global Healthcare ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .2%
Cochlear Ltd. ........................... 36,887 $ 6,404,292
CSL Ltd. ............................... 275,784 31,737,623
Pro Medicus Ltd. ......................... 31,376 4,607,978
Sigma Healthcare Ltd. ..................... 3,252,660 6,367,466
Sonic Healthcare Ltd. ...................... 271,516 4,088,210
53,205,569
a
Belgium  —  1 .1%
Argenx SE
(a)
............................ 34,669 29,244,803
UCB SA ............................... 68,200 19,002,318
48,247,121
a
Brazil  —  0 .1%
Rede D'Or Sao Luiz SA
(b)
................... 583,062 4,318,452
a
China  —  0 .3%
BeOne Medicines Ltd. , Class H
(a)
.............. 534,900 12,311,406
a
Denmark  —  2 .5%
Coloplast A.S. , Class B ..................... 67,807 5,813,446
Genmab A.S.
(a)
.......................... 37,498 11,623,774
Novo Nordisk A.S. , Class B .................. 1,811,423 91,872,582
Zealand Pharma A.S.
(a)
..................... 35,974 2,613,592
111,923,394
a
France  —  2 .7%
EssilorLuxottica SA ....................... 165,863 52,445,517
Eurofins Scientific SE ...................... 65,978 4,824,865
Sanofi SA .............................. 614,024 59,409,989
Sartorius Stedim Biotech .................... 15,427 3,789,203
120,469,574
a
Germany  —  1 .5%
Bayer AG , Registered ...................... 557,156 24,167,065
Fresenius Medical Care AG .................. 118,060 5,639,200
Fresenius SE & Co. KGaA ................... 235,917 13,516,108
Merck KGaA ............................ 72,862 10,399,095
QIAGEN N.V. ........................... 123,463 5,614,716
Siemens Healthineers AG
(b)
.................. 166,041 8,703,471
68,039,655
a
Japan  —  3 .8%
Astellas Pharma, Inc. ...................... 1,019,875 13,574,037
Chugai Pharmaceutical Co. Ltd. ............... 362,700 19,027,807
Daiichi Sankyo Co. Ltd. ..................... 1,077,700 22,884,460
Eisai Co. Ltd. ........................... 165,800 4,922,741
Hoya Corp. ............................. 195,100 29,590,736
M3, Inc. ............................... 238,800 3,212,534
Olympus Corp. .......................... 646,100 8,192,063
Ono Pharmaceutical Co. Ltd. ................. 266,500 3,692,198
Otsuka Holdings Co. Ltd. ................... 293,200 16,583,158
Shionogi & Co. Ltd. ....................... 450,200 8,148,540
Sysmex Corp. ........................... 269,600 2,647,524
Takeda Pharmaceutical Co. Ltd. ............... 904,392 28,095,159
Terumo Corp. ........................... 840,100 12,210,999
172,781,956
a
Netherlands  —  0 .3%
Koninklijke Philips N.V. ..................... 449,446 12,238,052
a
South Korea  —  0 .3%
Celltrion, Inc. ............................ 88,985 11,166,137
a
Security Shares Value
a
Spain  —  0 .0%
Grifols SA , Class A ........................ 163,151 $ 2,039,334
a
Sweden  —  0 .1%
Getinge AB , Class B ....................... 123,564 2,917,309
a
Switzerland  —  9 .3%
Alcon AG .............................. 284,167 22,485,578
Galderma Group AG ....................... 84,889 17,286,174
Lonza Group AG , Registered ................. 39,755 26,803,602
Novartis AG , Registered .................... 1,080,726 148,919,594
Roche Holding AG , Bearer .................. 16,538 6,983,765
Roche Holding AG , NVS .................... 399,372 164,928,716
Sandoz Group AG ........................ 249,796 18,136,733
Sonova Holding AG , Registered ............... 28,044 7,254,047
Straumann Holding AG , Registered ............. 64,072 7,483,858
420,282,067
a
United Kingdom  —  5 .6%
AstraZeneca PLC ........................ 881,503 163,130,317
GSK PLC .............................. 2,311,260 56,665,661
Haleon PLC ............................ 5,080,186 25,672,118
Smith & Nephew PLC ...................... 492,979 8,198,707
253,666,803
a
United States  —  70 .8%
Abbott Laboratories ....................... 986,713 123,625,272
AbbVie, Inc. ............................ 1,004,670 229,557,048
Agilent Technologies, Inc. ................... 160,817 21,882,369
Align Technology, Inc.
(a)
..................... 39,082 6,102,654
Amgen, Inc. ............................ 306,100 100,189,591
Baxter International, Inc. .................... 286,629 5,477,480
Becton Dickinson & Co. .................... 162,434 31,523,566
Biogen, Inc.
(a)
........................... 83,087 14,622,481
Bio-Techne Corp. ......................... 88,557 5,208,037
Boston Scientific Corp.
(a)
.................... 842,694 80,350,873
Bristol-Myers Squibb Co. .................... 1,157,224 62,420,663
Cardinal Health, Inc. ....................... 136,204 27,989,922
Cencora, Inc. ........................... 109,765 37,073,129
Centene Corp.
(a)
......................... 264,184 10,871,172
Charles River Laboratories International, Inc.
(a)
..... 29,176 5,820,028
Cigna Group (The) ........................ 151,331 41,650,831
Cooper Companies, Inc. (The)
(a)
............... 113,062 9,266,561
CVS Health Corp. ........................ 718,823 57,045,793
Danaher Corp. .......................... 357,357 81,806,164
DaVita, Inc.
(a)
............................ 20,243 2,299,807
Dexcom, Inc.
(a)
.......................... 222,179 14,746,020
Edwards Lifesciences Corp.
(a)
................ 332,532 28,348,353
Elevance Health, Inc. ...................... 126,332 44,285,683
Eli Lilly & Co. ........................... 451,419 485,130,971
GE HealthCare Technologies, Inc. ............. 259,477 21,282,304
Gilead Sciences, Inc. ...................... 702,555 86,231,601
HCA Healthcare, Inc. ...................... 90,802 42,391,822
Henry Schein, Inc.
(a)
....................... 58,345 4,409,715
Hologic, Inc.
(a)
........................... 125,787 9,369,874
Humana, Inc. ........................... 67,976 17,410,693
IDEXX Laboratories, Inc.
(a)
................... 45,290 30,640,044
Incyte Corp.
(a) (c)
.......................... 92,965 9,182,153
Insulet Corp.
(a)
........................... 39,864 11,330,943
Intuitive Surgical, Inc.
(a)
..................... 201,513 114,128,903
IQVIA Holdings, Inc.
(a)
...................... 96,331 21,713,971
Johnson & Johnson ....................... 1,369,564 283,431,270
Labcorp Holdings, Inc. ..................... 47,019 11,796,127
McKesson Corp. ......................... 70,404 57,751,697
Medtronic PLC .......................... 729,103 70,037,634
Merck & Co., Inc. ......................... 1,410,906 148,511,966

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Healthcare ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Mettler-Toledo International, Inc.
(a)
............. 11,752 $ 16,384,521
Moderna, Inc.
(a)
.......................... 196,249 5,787,383
Molina Healthcare, Inc.
(a)
.................... 31,162 5,407,853
Pfizer, Inc. ............................. 3,232,041 80,477,821
Quest Diagnostics, Inc. ..................... 63,355 10,993,993
Regeneron Pharmaceuticals, Inc. .............. 57,649 44,497,534
ResMed, Inc. ........................... 82,810 19,946,445
Revvity, Inc.
(c)
........................... 65,703 6,356,765
Solventum Corp.
(a)
........................ 83,310 6,601,484
STERIS PLC ............................ 55,388 14,041,966
Stryker Corp. ........................... 195,650 68,765,105
Thermo Fisher Scientific, Inc. ................. 213,897 123,942,617
UnitedHealth Group, Inc. .................... 514,924 169,981,562
Universal Health Services, Inc. , Class B ......... 31,895 6,953,748
Vertex Pharmaceuticals, Inc.
(a)
................ 144,227 65,386,753
Viatris, Inc. ............................. 677,138 8,430,368
Waters Corp.
(a) (c)
......................... 33,459 12,708,732
West Pharmaceutical Services, Inc. ............ 41,008 11,282,941
Zimmer Biomet Holdings, Inc. ................ 111,938 10,065,465
Zoetis, Inc. , Class A ....................... 250,909 31,569,370
3,186,497,611
a
Total Common Stocks — 99.6%
(Cost: $ 3,649,570,091 ) ............................... 4,480,104,440
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS .......... 13,690 $ 3,942,231
a
Total Preferred Stocks — 0.1%
(Cost: $ 4,691,841 ) .................................. 3,942,231
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,654,261,932 ) ............................... 4,484,046,671
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 4,447,859 4,450,084
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 6,378,361 6,378,361
a
Total Short-Term Securities — 0.2%
(Cost: $ 10,827,675 ) ................................. 10,828,445
Total Investments —  99.9%
(Cost: $ 3,665,089,607 ) ............................... 4,494,875,116
Other Assets Less Liabilities — 0 .1% ...................... 4,946,824
Net Assets — 100.0% ................................. $ 4,499,821,940
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,962,449  $ —  $ (3,514,485)
(a)
$ 2,127  $ (7) $ 4,450,084  4,447,859  $ 48,991
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,820,000  2,558,361
(a)
—  —  —  6,378,361  6,378,361  176,651  —
$ 2,127  $ (7)
$ 10,828,445
$ 225,642  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Healthcare ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 89 03/20/26 $ 14,014 $ 45,709
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,186,497,611  $ 1,293,606,829  $ —  $ 4,480,104,440
Preferred Stocks ......................................... —  3,942,231  —  3,942,231
Short-Term Securities
Money Market Funds ...................................... 10,828,445  —  —  10,828,445
$ 3,197,326,056  $ 1,297,549,060  $ —  $ 4,494,875,116
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 45,709  $ —  $ —  $ 45,709
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares